Stockholders' Deficit (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	30,682,590	30,682,590	30,682,590
Number of warrants exercised
Number of warrants expired	146,342	282,533	332,962
Warrants [Member]
Number of warrants exercised
Number of warrants expired	146,342	282,533	332,962
Intrinsic value of outstanding warrants	$ 0	$ 0